Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill And Indefinite-Lived Intangible Assets

The amounts of goodwill and indefinite-lived intangible assets were as follows in millions of dollars:

	Goodwill				Indefinite-Lived Assets—Trade Names
	North America	Europe and Mediterranean	ROW	Total	North America	Europe and Mediterranean	ROW	Total
Balance, December 31, 2013	$17.6	$2.0	$165.0	$184.6	$2.4	$0.5	$127.9	$130.8
Currency translation and other adjustments	(0.3)	—	(2.6)	(2.9)	—	—	(2.6)	(2.6)
Goodwill and indefinite-lived asset impairment (1)	—	—	(154.5)	(154.5)	—	—	(93.1)	(93.1)

Balance, March 28, 2014	$17.3	$2.0	$7.9	$27.2	$2.4	$0.5	$32.2	$35.1

(1)	The difference in the goodwill and indefinite-lived asset impairment in the above table and the amounts reported in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) is due to the difference in the average foreign currency exchange rates for the three months ended March 28, 2014 as compared to the spot rates at March 28, 2014 at the various entities within the reporting unit.

The amounts of goodwill and indefinite-lived intangible assets were as follows in millions of dollars:

	Goodwill				Indefinite-lived assets — Trade names
	North	Europe and			North	Europe and
	America	Mediterranean	ROW	Total	America	Mediterranean	ROW	Total
Balance, December 31, 2011	$2.3	$2.3	$166.8	$171.4	$2.4	$0.5	$132.2	$135.1
Acquisitions	11.6	—	3.7	15.3	—	—	—	—
Currency translation and other adjustments	(0.3)	(0.1)	1.3	0.9	—	—	0.7	0.7

Balance, December 31, 2012	$13.6	$2.2	$171.8	$187.6	$2.4	$0.5	$132.9	$135.8
Acquisitions	—	—	—	—	—	—	—	—
Currency translation and other adjustments	4.0	(0.2)	(6.8)	(3.0)	—	—	(5.0)	(5.0)

Balance, December 31, 2013	$17.6	$2.0	$165.0	$184.6	$2.4	$0.5	$127.9	$130.8

Schedule of Other Intangible Assets, Customer Relationships

The amounts of other intangible assets were as follows in millions of dollars:

	March 28, 2014	December 31, 2013
Amortized intangible assets:
Amortized intangible assets	$139.5	$139.5
Accumulated amortization	(88.8)	(85.8)
Foreign currency translation adjustment	(1.3)	(1.6)

Amortized intangible assets, net	$49.4	$52.1

The amounts of other intangible assets were as follows in millions of dollars:

	Dec 31, 2013	Dec 31, 2012
Amortized intangible assets:
Amortized intangible assets	$139.5	$140.1
Accumulated amortization	(85.8)	(73.3)
Foreign currency translation adjustment	(1.6)	0.3

Total Amortized intangible assets	$52.1	$67.1